FINANCIAL STATEMENTS	9 Months Ended
Jun. 30, 2012
Notes to Financial Statements
FINANCIAL STATEMENTS

NOTE 1 –FINANCIAL STATEMENTS

Pursuant to the rules and regulations of the Securities and Exchange Commission for Form 10-Q, the financial statements, footnote disclosures and other information normally included in financial statements prepared in accordance with generally accepted accounting principles have been omitted. The financial statements contained in this report are unaudited but, in the opinion of management, reflect all adjustments, consisting of only normal recurring adjustments necessary for a fair presentation of the financial statements.  The results of operations for any interim period are not necessarily indicative of results for the full year. The balance sheet at September 30, 2011 has been derived from the audited financial statements at that date. These interim financial does not include all of the information and footnotes required by accounting principles generally accepted in the United States of America for complete financial statements.